BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Numerator - Income (loss) attributable to Magal shareholders'	$ 1,029	$ 3,141	$ 3,410
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	17,999,779	16,347,948	16,186,148
Employee stock options	31,654	62,763	151,908
Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	18,031,433	16,410,711	16,338,056